UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Floating Rate High Income Fund

December 31, 2016

SFR-QTLY-0217
1.924295.105

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 92.3%(a)
	Principal Amount	Value
Aerospace - 0.8%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$361,816	$365,134
TransDigm, Inc.:
Tranche D, term loan 3.9828% 6/4/21 (b)	1,959,799	1,972,969
Tranche F, term loan 3.77% 6/9/23 (b)	994,965	1,004,417

TOTAL AEROSPACE		3,342,520

Automotive & Auto Parts - 1.1%
Chrysler Group LLC term loan 3.27% 12/31/18 (b)	389,135	390,170
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (b)	1,466,250	1,450,209
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	1,625,498	1,396,579
Tranche 2LN, term loan 10% 11/27/21 (b)	1,425,000	698,250
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (b)	476,667	476,667
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (b)	599,377	602,374

TOTAL AUTOMOTIVE & AUTO PARTS		5,014,249

Broadcasting - 1.1%
CBS Radio, Inc. term loan 4.5% 10/17/23 (b)	905,660	913,585
Clear Channel Communications, Inc. Tranche D, term loan 7.52% 1/30/19 (b)	2,455,000	1,994,688
Entercom Radio, LLC Tranche B, term loan 4.5182% 11/1/23 (b)	250,000	252,813
ION Media Networks, Inc. Tranche B, term loan 4.5% 12/18/20 (b)	953,401	962,344
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	969,059	973,904

TOTAL BROADCASTING		5,097,334

Building Materials - 0.6%
HD Supply, Inc. Tranche B, term loan 3.7482% 10/17/23 (b)	249,375	251,038
HNC Holdings, Inc. Tranche B, term loan 5.5% 10/5/23 (b)	220,000	222,064
Jeld-Wen, Inc. Tranche B 2LN, term loan 4.75% 7/1/22 (b)	995,000	1,006,194
Ventia Deco LLC Tranche B, term loan 5% 5/21/22 (b)	1,148,175	1,162,527

TOTAL BUILDING MATERIALS		2,641,823

Cable/Satellite TV - 2.5%
Altice U.S. Finance SA term loan 3.8818% 1/15/25 (b)	500,000	505,000
Charter Communication Operating LLC:
Tranche H, term loan 2.755% 1/15/22 (b)	992,500	996,847
Tranche I, term loan 3.005% 1/15/24 (b)	2,664,863	2,678,666
Charter Communications Operating LLC Tranche F, term loan 3.02% 1/3/21 (b)	1,350,658	1,355,912
CSC Holdings LLC Tranche B, term loan 3.8761% 10/11/24 (b)	657,895	664,336
Numericable LLC Tranche B, term loan 5.1373% 1/15/24 (b)	1,606,925	1,625,871
Virgin Media Bristol LLC Tranche 1LN, term loan 3.486% 1/31/25 (b)	1,000,000	1,003,880
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (b)	1,246,875	1,259,119
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (b)	554,681	556,994
Tranche B 2LN, term loan 3.5% 1/15/22 (b)	328,723	330,094
Tranche B 3LN, term loan 3.7014% 1/15/22 (b)	102,143	102,569

TOTAL CABLE/SATELLITE TV		11,079,288

Capital Goods - 0.3%
SRAM LLC. Tranche B, term loan 4.0233% 4/10/20 (b)	342,360	340,220
Wireco Worldgroup, Inc. Tranche B 1LN, term loan 6.5% 9/30/23 (b)	498,750	503,583
Zodiac Pool Solutions LLC Tranche B 1LN, term loan 5.5% 12/20/23 (b)	500,000	502,815

TOTAL CAPITAL GOODS		1,346,618

Chemicals - 1.8%
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 4.75% 9/30/21 (b)	483,788	489,835
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (b)	1,425,000	1,440,020
MacDermid, Inc.:
term loan 5% 6/7/23 (b)	997,500	1,009,600
Tranche B 5LN, term loan 4.5% 6/7/20 (b)	873,409	882,510
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	985,000	994,436
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	90,000	89,128
The Chemours Co. LLC Tranche B, term loan 3.77% 5/12/22 (b)	556,589	552,765
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	1,334,675	1,348,022
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	420,641	422,042
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	567,813	572,662

TOTAL CHEMICALS		7,801,020

Consumer Products - 0.8%
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (b)	1,452,782	1,472,395
Weight Watchers International, Inc. Tranche B 2LN, term loan 4.0742% 4/2/20 (b)	1,537,016	1,268,038
Wilsonart LLC Tranche B, term loan 4.5% 12/19/23 (b)	1,000,000	1,007,810

TOTAL CONSUMER PRODUCTS		3,748,243

Containers - 2.4%
Berlin Packaging, LLC Tranche B 1LN, term loan 4.5% 10/1/21 (b)	1,983,588	1,998,148
Berry Plastics Corp.:
Tranche G, term loan 3.5% 1/6/21 (b)	1,213,791	1,220,540
Tranche H, term loan 3.75% 10/1/22 (b)	2,142,575	2,162,673
BWAY Holding Co. Tranche B, term loan 4.7544% 8/14/23 (b)	1,010,159	1,012,179
Consolidated Container Co. Tranche B, term loan 5.0% 7/3/19(b)	1,755,104	1,763,879
Hostess Brands LLC Tranche B 1LN, term loan 4% 8/3/22 (b)	100,450	101,404
Printpack Holdings, Inc. Tranche B, term loan 5% 7/26/23 (b)	364,088	366,363
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (b)	1,630,912	1,650,924
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (b)	337,167	339,695

TOTAL CONTAINERS		10,615,805

Diversified Financial Services - 2.8%
AlixPartners LLP term loan 4% 7/28/22 (b)	888,773	895,118
ASP Chromaflo Intermediate Hol Tranche B 1LN, term loan 5% 11/18/23 (b)	565,000	568,887
AssuredPartners, Inc. Tranche B 1LN, term loan 5.25% 10/22/22 (b)	1,381,850	1,400,505
Broadstreet Partners, Inc. Tranche B, term loan 5.25% 11/8/23 (b)	500,000	504,790
Delos Finance SARL Tranche B LN, term loan 3.7482% 3/6/21 (b)	1,605,000	1,615,320
Fly Funding II SARL Tranche B, term loan 3.64% 2/9/22 (b)	936,644	942,789
Fort Dearborn Holding Co., Inc. Tranche B, term loan 5.0365% 10/19/23 (b)	500,000	506,250
HarbourVest Partners LLC Tranche B, term loan 3.3811% 2/4/21 (b)	257,291	256,970
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	1,000,000	935,000
Tranche B 1LN, term loan 4.9847% 9/11/21 (b)	692,663	684,004
Ocwen Loan Servicing, LLC Tranche B, term loan 6% 12/5/20 (b)	260,000	262,491
TransUnion LLC Tranche B 2LN, term loan 3.52% 4/9/21 (b)	2,947,004	2,970,697
UFC Holdings LLC:
Tranche 2LN, term loan 8.5% 8/18/24 (b)	200,000	205,250
Tranche B 1LN, term loan 5% 8/18/23 (b)	825,000	834,900

TOTAL DIVERSIFIED FINANCIAL SERVICES		12,582,971

Energy - 6.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	1,480,617	1,473,214
California Resources Corp. Tranche 1LN, term loan 11.375% 12/31/21 (b)	500,000	554,165
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/23/21 (b)	750,000	815,310
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.7528% 5/16/21 (b)	1,500,000	1,466,250
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	1,027,942	1,042,076
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	2,324,525	2,269,317
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	782,997	615,467
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	1,116,198	1,093,874
Tranche C, term loan 5.25% 3/14/21 (b)	88,793	87,017
Energy Future Holdings Corp. term loan 4.25% 6/30/17 (b)	2,940,000	2,956,905
Energy Transfer Equity LP Tranche C, term loan 4.1368% 12/2/19 (b)	960,412	964,618
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	484,248	487,275
Expro Finservices SARL Tranche B, term loan 5.75% 9/2/21 (b)	1,146,784	967,117
Foresight Energy LLC Tranche B, term loan 6.5% 8/23/20 (b)	918,053	881,331
Gulf Finance LLC Tranche B 1LN, term loan 6.25% 8/25/23 (b)	1,995,000	1,999,988
MRP Generation Holdings LLC Tranche B, term loan 8% 10/18/22 (b)	997,500	988,772
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (b)	886,427	311,136
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	445,500	406,519
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	1,208,858	823,233
Targa Resources Corp. term loan 5.75% 2/27/22 (b)	455,122	457,398
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (b)	1,404,936	1,257,418
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 6% 6/26/22 (b)	1,381,147	1,381,147
Tex Operations Co. LLC:
Tranche B, term loan 5% 8/4/23 (b)	2,035,714	2,058,942
Tranche C, term loan 5% 8/4/23 (b)	464,286	469,583
USIC Holdings, Inc. Tranche 1LN, term loan 4.75% 12/9/23 (b)	500,000	502,915
Vistra Operations Co. LLC Tranche B 2LN, term loan 4% 12/14/23 (b)	750,000	759,375
Western Refining, Inc. Tranche B, term loan 5.25% 11/12/20 (b)	944,241	948,377

TOTAL ENERGY		28,038,739

Entertainment/Film - 0.7%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3.5111% 12/15/23 (b)	360,000	363,330
AMC Entertainment, Inc. Tranche B, term loan 3.3989% 12/15/22 (b)	495,000	499,420
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	795,762	801,731
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	215,000	209,088
Lions Gate Entertainment Corp. term loan 3.75% 12/8/23 (b)	1,000,000	1,005,000

TOTAL ENTERTAINMENT/FILM		2,878,569

Environmental - 0.9%
Metal Services LLC Tranche B, term loan 8.5% 6/30/19 (b)	944,370	946,731
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (b)	545,000	547,044
Tranche B 1LN, term loan 4% 12/18/20 (b)	1,510,639	1,513,207
WTG Holdings III Corp.:
term loan 5.5% 1/15/21 (b)	496,250	500,285
Tranche B 1LN, term loan 4.75% 1/15/21 (b)	531,966	534,961

TOTAL ENVIRONMENTAL		4,042,228

Food & Drug Retail - 3.6%
Albertson's LLC:
term loan 4.0614% 6/22/23 (b)	1,527,619	1,546,073
Tranche B 4LN, term loan 3.77% 8/25/21 (b)	7,075,617	7,153,723
Tranche B 5LN, term loan 4.2471% 12/21/22 (b)	1,110,959	1,124,846
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (b)	995,000	1,001,219
GOBP Holdings, Inc. Tranche B 1LN, term loan 5% 10/21/21 (b)	1,466,344	1,464,819
Petco Holdings, Inc. Tranche B 1LN, term loan 5% 1/26/23 (b)	1,489,994	1,496,386
Pizza Hut Holdings LLC Tranche B, term loan 3.4862% 6/16/23 (b)	746,250	756,048
RPI Finance Trust term loan 3.4982% 10/14/22 (b)	483,788	489,230
Smart & Final, Inc. Tranche B, term loan 4.412% 11/15/22 (b)	1,090,715	1,087,650

TOTAL FOOD & DRUG RETAIL		16,119,994

Food/Beverage/Tobacco - 2.0%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4% 6/2/23 (b)	346,317	351,512
Blue Ribbon LLC Tranche B 1LN, term loan 5% 11/13/21 (b)	1,738,629	1,721,243
Chobani LLC Tranche B, term loan 5.25% 10/7/23 (b)	1,000,000	1,013,750
Constellation Brands Tranche B, term loan 4.75% 12/16/23 (b)	500,000	505,315
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (b)	677,536	667,373
Keurig Green Mountain, Inc. Tranche B, term loan 5.294% 3/3/23 (b)	603,827	612,129
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (b)	1,085,000	1,003,625
Tranche B 1LN, term loan 4.9375% 6/30/21 (b)	1,749,725	1,743,164
U.S. Foods, Inc. Tranche B, term loan 3.77% 6/27/23 (b)	1,243,750	1,256,188

TOTAL FOOD/BEVERAGE/TOBACCO		8,874,299

Gaming - 5.1%
Affinity Gaming LLC Tranche B, term loan 5% 7/1/23 (b)	497,500	500,609
American Casino & Entertainment Properties LLC Tranche B, term loan 4.25% 7/7/22 (b)	382,331	384,881
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3.6312% 10/20/21 (b)	1,483,949	1,498,477
Boyd Gaming Corp. Tranche B 2LN, term loan 3.77% 9/15/23 (b)	498,750	504,181
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	796,011	802,483
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	6,725,676	6,765,627
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	837,250	841,696
Golden Nugget, Inc. Tranche B, term loan:
4.5% 11/21/19 (b)	438,482	442,867
4.5% 11/21/19 (b)	187,921	189,800
Graton Economic Development Authority Tranche B, term loan 4.5517% 9/1/22 (b)	1,329,199	1,339,168
MGM Mirage, Inc. Tranche A, term loan 3.02% 4/25/21 (b)	675,000	673,313
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 10/14/23 (b)	498,750	502,181
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	4,396,491	4,448,722
Tranche B, term loan 6% 10/18/20 (b)	553,149	560,179
Station Casinos LLC Tranche B, term loan 3.75% 6/8/23 (b)	1,706,425	1,726,697
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (b)	1,143,901	1,145,331
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	198,968	199,466

TOTAL GAMING		22,525,678

Healthcare - 9.3%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	839,921	838,871
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (b)	769,535	767,611
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (b)	496,024	496,024
Avantor Performance Materials Holdings, Inc. Tranche B 1LN, term loan 6% 6/21/22 (b)	894,711	910,369
Community Health Systems, Inc.:
Tranche F, term loan 4.1748% 12/31/18 (b)	849,088	834,229
Tranche G, term loan 3.75% 12/31/19 (b)	1,470,838	1,423,962
Tranche H, term loan 4% 1/27/21 (b)	1,633,820	1,579,365
Concentra, Inc. Tranche B 1LN, term loan 4.0006% 6/1/22 (b)	985,000	987,462
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (b)	371,319	362,656
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.8125% 9/25/22 (b)	1,485,000	1,491,371
Envision Healthcare Corp. Tranche B, term loan 4% 12/1/23 (b)	1,500,000	1,514,070
Gold Merger Co., Inc. Tranche B, term loan 4.75% 7/27/23 (b)	69,825	70,203
Grifols, S.A. Tranche B, term loan 3.7153% 2/27/21 (b)	475,282	478,105
HCA Holdings, Inc.:
Tranche B 6LN, term loan 4.02% 3/18/23 (b)	3,439,013	3,479,146
Tranche B 7LN, term loan 3.52% 2/15/24 (b)	997,500	1,008,881
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	974,847	848,994
Horizon Pharmaceuticals, Inc.:
term loan 5.5% 5/7/21 (b)	755,000	752,644
Tranche B, term loan 5% 5/7/21 (b)	508,563	507,037
InVentiv Health, Inc. Tranche B, term loan 4.75% 11/9/23 (b)	1,000,000	1,008,210
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	275,316	278,138
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (b)	1,387,901	1,385,014
Milk Specialties Co. Tranche B, term loan 6% 8/16/23 (b)	568,575	576,040
MPH Acquisition Holdings LLC Tranche B, term loan 5% 6/7/23 (b)	927,954	943,367
NMSC Holdings, Inc. Tranche B 1LN, term loan 6% 4/19/23 (b)	514,777	518,638
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (b)	1,176,068	1,176,068
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (b)	1,974,872	1,955,835
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	1,959,799	1,972,871
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (b)	497,500	503,097
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 8.25% 10/21/24 (b)	500,000	507,500
Tranche B 1LN, term loan 4.25% 10/21/23 (b)	500,000	502,500
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 4.75% 11/3/20 (b)	695,804	700,153
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	1,000,000	880,000
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	2,472,620	2,305,718
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 4.52% 10/20/18 (b)	119,991	119,557
Tranche B, term loan 5.5% 4/1/22 (b)	6,375,101	6,376,312
Vizient, Inc. term loan 5% 2/11/23 (b)	1,319,779	1,337,517

TOTAL HEALTHCARE		41,397,535

Homebuilders/Real Estate - 1.7%
Americold Realty Operating Partnership LP Tranche B, term loan 5.75% 12/1/22 (b)	578,854	584,283
Communications Sales & Leasing, Inc. Tranche B, term loan 4.5% 10/24/22 (b)	1,016,040	1,029,756
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (b)	85,106	85,106
Tranche B 1LN, term loan 4.25% 11/4/21 (b)	1,954,015	1,963,297
MGM Growth Properties Operating Partner LP Tranche B, term loan 3.52% 4/25/23 (b)	1,411,771	1,426,891
RE/MAX LLC Tranche B, term loan 3.7134% 12/15/23 (b)	339,150	339,364
Realogy Group LLC Tranche B, term loan 3.77% 7/20/22 (b)	2,118,926	2,128,207

TOTAL HOMEBUILDERS/REAL ESTATE		7,556,904

Hotels - 1.3%
ESH Hospitality, Inc. Tranche B, term loan 3.77% 8/30/23 (b)	498,750	504,281
Four Seasons Holdings, Inc. Tranche B, term loan 3.75% 11/30/23 (b)	2,760,000	2,789,560
Hilton Worldwide Finance LLC:
Tranche B 2LN, term loan 3.2561% 10/25/23 (b)	453,271	458,144
Tranche B, term loan 3.5% 10/25/20 (b)	91,112	91,858
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	958,558	958,261
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (b)	870,790	871,609

TOTAL HOTELS		5,673,713

Insurance - 2.0%
Acrisure LLC:
Tranche B 1LN, term loan 5.75% 11/22/23 (b)	845,238	854,485
Tranche B, term loan 5.75% 11/22/23 (b)(c)	154,762	156,455
Alliant Holdings Intermediate LLC Tranche B, term loan 4.7528% 8/14/22 (b)	985,000	989,314
Asurion LLC:
Tranche B 2LN, term loan:
4.02% 7/8/20 (b)	579,467	583,993
8.5% 3/3/21 (b)	280,000	284,376
Tranche B 4LN, term loan 5% 8/4/22 (b)	2,196,479	2,224,484
Tranche B 5LN, term loan 4.75% 11/3/23 (b)	837,900	849,421
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (b)	1,280,341	1,289,367
Lonestar Intermediate Super Holdings LLC term loan 10% 8/31/21 pay-in-kind (b)	500,000	513,750
NFP Corp. Tranche B, term loan 12/9/23 (d)	500,000	503,750
VF Holdings Corp. term loan 4.25% 6/30/23(b)	498,750	499,817

TOTAL INSURANCE		8,749,212

Leisure - 1.5%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	2,099,393	2,075,775
ClubCorp Club Operations, Inc. Tranche B, term loan 4% 12/15/22 (b)	482,222	487,247
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (b)	1,190,729	1,201,648
Fitness International LLC Tranche B, term loan 6% 7/1/20 (b)	498,750	499,064
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	1,477,500	1,485,582
SMG Tranche B 1LN, term loan 4.7237% 2/27/20 (b)	1,087,092	1,080,026

TOTAL LEISURE		6,829,342

Metals/Mining - 1.6%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	480,132	478,932
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (b)	1,259,389	651,734
Tranche B 2LN, term loan 8.75% 12/19/20 (b)	1,870,000	264,923
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	1,079,370	1,048,069
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (b)	450,102	451,002
Murray Energy Corp. Tranche B 2LN, term loan 8.25% 4/16/20 (b)	2,601,778	2,479,833
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (b)	955,000	931,125
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (e)	911,898	885,681
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (e)	1,712,487	0

TOTAL METALS/MINING		7,191,299

Paper - 0.5%
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (b)	294,999	299,916
Flex Acquisition Co., Inc.:
term loan 8% 12/29/17 (b)	500,000	498,750
Tranche B 1LN, term loan 4.25% 12/29/23 (b)	1,410,000	1,421,745

TOTAL PAPER		2,220,411

Publishing/Printing - 3.2%
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (b)	2,278,550	2,213,406
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	2,117,263	1,843,776
Harland Clarke Holdings Corp. Tranche B 5LN, term loan 7% 12/31/19 (b)	916,750	920,188
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	1,477,500	1,403,625
JD Power & Associates Tranche B 1LN, term loan 5.25% 9/7/23 (b)	284,288	286,775
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (b)	2,317,864	2,318,235
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	826,805	820,604
Montreign Operating Co. LLC Tranche B 1LN, term loan 12/7/22 (d)	875,000	881,563
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	987,384	992,321
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	1,965,000	1,964,175
Trader Corp. Tranche B 1LN, term loan 5% 9/28/23 (b)	500,000	505,625

TOTAL PUBLISHING/PRINTING		14,150,293

Restaurants - 1.5%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	1,260,881	1,271,132
Focus Brands, Inc. term loan 5% 10/5/23 (b)	468,333	477,311
Landry's Acquisition Co. Tranche B 1LN, term loan 4% 10/4/23 (b)	2,000,000	2,018,220
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	1,622,650	1,640,905
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (b)	1,406,690	1,399,657

TOTAL RESTAURANTS		6,807,225

Services - 9.4%
Abacus Innovations Corp. Tranche B, term loan 3.52% 8/16/23 (b)	750,000	756,833
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	1,360,986	1,325,260
Ancestry.Com Operations, Inc.:
Tranche 2LN, term loan 9.25% 10/19/24 (b)	500,000	510,000
Tranche B 1LN, term loan 5.25% 10/19/23 (b)	1,500,000	1,513,590
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	1,879,116	1,872,746
Bright Horizons Family Solutions Tranche B, term loan 3.5% 11/7/23 (b)	469,522	473,189
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	2,268,462	2,043,498
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	2,389,073	2,378,824
Creative Artists Agency LLC Tranche B, term loan 5% 12/17/21 (b)	2,032,842	2,057,399
Garda World Security Corp.:
term loan:
4.0045% 11/8/20 (b)	289,680	289,680
5.75% 11/8/20 (b)	1,000,000	1,000,000
Tranche DD, term loan 4.0045% 11/8/20 (b)	50,320	50,320
GCA Services Group, Inc. Tranche B 1LN, term loan 6.0685% 3/1/23 (b)	738,350	746,198
Greeneden U.S. Holdings II LLC Tranche B, term loan 6.25% 12/1/23 (b)	2,000,000	2,033,760
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.5% 3/9/23 (b)	734,450	743,631
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	569,799	571,366
Tranche 2LN, term loan 7.5% 7/25/22 (b)	1,060,000	1,031,518
KC Mergersub, Inc. Tranche L 2LN, term loan 10.25% 8/13/23 (b)	1,000,000	986,250
Kuehg Corp. Tranche B 1LN, term loan 5.25% 8/13/22 (b)	987,525	997,400
Laureate Education, Inc. Tranche B, term loan 8.8679% 3/17/21 (b)	5,356,572	5,366,643
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	1,949,658	1,935,036
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (b)	2,783,700	2,821,976
Outerwall, Inc.:
Tranche 2LN, term loan 9.75% 9/27/24 (b)	500,000	500,835
Tranche B 1LN, term loan 5.2462% 9/27/23 (b)	498,750	505,762
Prime Security Services Borrower LLC Tranche B 1LN, term loan 4.25% 5/2/22 (b)	3,236,888	3,283,822
Research Now Group, Inc. Tranche 2LN, term loan 9.75% 3/18/22 (b)	245,000	235,200
SAI Global GP Tranche B, term loan 12/8/23 (d)	750,000	755,625
Science Applications International Corp. Tranche B, term loan 3.4375% 5/4/22 (b)	351,433	354,069
The ServiceMaster Co. Tranche B, term loan 3.27% 11/8/23 (b)	1,000,000	1,002,500
Thomson Reuters IP&S Tranche B 1LN, term loan 4.75% 10/3/23 (b)	1,276,800	1,290,896
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (b)	1,002,421	1,001,168
Tranche B 2LN, term loan 8% 5/14/23 (b)	305,000	301,950
Xerox Business Services LLC Tranche B, term loan 6.25% 12/7/23 (b)	1,000,000	1,011,250

TOTAL SERVICES		41,748,194

Steel - 0.2%
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (b)	695,752	700,970
Super Retail - 4.7%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	1,395,308	1,288,567
Bass Pro Group LLC:
term loan 6/9/18 (d)	500,000	498,750
Tranche B, term loan 4% 6/5/20 (b)	440,516	438,864
Bass Pro Shops LLC. Tranche B, term loan 12/16/23 (d)	3,000,000	2,970,000
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (b)	660,403	667,556
Tranche B 1LN, term loan 4.5% 9/26/19 (b)	1,876,675	1,893,396
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	356,524	313,000
Dollar Tree, Inc. Tranche B 3LN, term loan 3.25% 7/6/22 (b)	340,909	343,681
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3.8873% 8/19/23 (b)	997,500	1,010,797
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (b)	1,517,236	855,342
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (b)	4,528,750	4,545,733
Party City Holdings, Inc. term loan 4.2099% 8/19/22 (b)	1,419,768	1,431,750
PetSmart, Inc. term loan 4% 3/11/22 (b)	2,462,500	2,468,656
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (b)	2,109,514	2,019,860
Sports Authority, Inc. Tranche B, term loan 0.0% 11/16/17(e)	1,795,263	310,616

TOTAL SUPER RETAIL		21,056,568

Technology - 10.6%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4% 1/23/21 (b)	451,780	455,733
Tranche B 2LN, term loan 7.5% 1/23/22 (b)	331,341	334,240
Aptean, Inc.:
Tranche 2LN, term loan 10.5% 12/20/23 (b)	210,000	208,950
Tranche B 1LN, term loan 6% 12/20/22 (b)	500,000	502,915
Avago Technologies Cayman Finance Ltd. Tranche B 3LN, term loan 3.7039% 2/1/23 (b)	1,138,936	1,154,597
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	423,924	421,627
5% 9/10/20 (b)	244,000	243,390
Cavium, Inc. Tranche B, term loan 3.75% 8/16/22 (b)	498,750	503,114
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	1,467,219	1,455,598
Compuware Corp.:
term loan 9.25% 12/15/22 (b)	1,210,000	1,210,000
Tranche B 2LN, term loan 6.25% 12/15/21 (b)	517,360	519,689
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/15/19 (b)	1,713,288	1,713,288
Dell International LLC Tranche B, term loan 4.02% 9/7/23 (b)	1,500,000	1,524,705
EIG Investors Corp. Tranche B 1LN, term loan 6% 2/9/23 (b)	1,961,350	1,944,188
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	1,280,688	1,284,351
First Data Corp. Tranche B, term loan 3.7561% 7/10/22 (b)	4,664,767	4,712,394
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (b)	460,000	430,100
Tranche B 1LN, term loan 5% 6/17/21 (b)	304,632	307,298
Global Payments, Inc. Tranche B, term loan 3.27% 4/22/23 (b)	388,300	391,795
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (b)	1,065,993	1,066,878
Information Resources, Inc.:
Tranche 2LN, term loan 12/20/24 (d)	500,000	495,835
Tranche B 1LN, term loan 12/20/23 (d)	960,000	966,000
Kronos, Inc. term loan:
5% 11/1/23 (b)	2,000,000	2,023,440
9.25% 11/1/24 (b)	2,000,000	2,058,760
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	480,000	477,600
Tranche B 1LN, term loan 5% 10/16/22 (b)	945,524	943,945
Micron Technology, Inc. Tranche B, term loan 4.52% 4/26/22 (b)	497,500	504,589
Microsemi Corp. Tranche B, term loan 3.75% 1/15/23 (b)	396,882	400,355
NXP BV/NXP Funding LLC Tranche F, term loan 3.27% 12/7/20 (b)	1,063,735	1,068,522
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (b)	1,661,433	1,675,971
Quest Software U.S. Holdings, Inc. Tranche B, term loan 7% 10/31/22 (b)	1,000,000	1,011,880
Rackspace Hosting, Inc. term loan 4.5% 11/3/23 (b)	2,155,000	2,181,032
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.75% 4/9/21(b)	1,686,568	1,690,076
Tranche 2LN, term loan 8% 4/9/22 (b)	1,105,000	1,092,105
SolarWinds Holdings, Inc. Tranche B, term loan 5.5% 2/5/23 (b)	497,500	503,186
Solera LLC Tranche B, term loan 5.75% 3/3/23 (b)	818,813	829,048
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	2,284,421	2,305,849
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0014% 7/8/22 (b)	686,893	695,912
Tranche B 2LN, term loan 4.002% 7/8/22 (b)	70,095	71,016
Sybil Software LLC. Tranche B, term loan 5% 9/30/22 (b)	1,555,313	1,577,678
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (b)	405,000	352,755
TTM Technologies, Inc. Tranche B 1LN, term loan 5.25% 5/31/21 (b)	1,363,158	1,380,197
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (b)	997,500	998,747
Western Digital Corp. Tranche B 1LN, term loan 4.52% 4/29/23 (b)	368,150	373,786
WEX, Inc. Tranche B, term loan 4.27% 7/1/23 (b)	995,000	1,008,214

TOTAL TECHNOLOGY		47,071,348

Telecommunications - 6.9%
Consolidated Communications, Inc. Tranche B 2LN, term loan 10/5/23 (d)	500,000	502,590
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.5% 3/31/17 (b)	64,871	61,952
Tranche D 2LN, term loan 4.4982% 3/31/19 (b)	1,393,424	1,330,720
DigitalGlobe, Inc. Tranche B, term loan 3.5081% 1/15/24 (b)	840,000	845,250
Evo Payments International LLC Tranche B 1LN, term loan 12/20/23 (d)	500,000	502,500
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	3,225,396	3,252,618
GTT Communications, Inc. Tranche B, term loan 12/12/23 (d)	325,000	329,469
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/21 (b)	1,249,012	1,246,677
Tranche B 1LN, term loan 5.25% 8/14/20 (b)	1,473,750	1,476,329
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	3,695,000	3,567,596
Level 3 Financing, Inc. Tranche B 2LN, term loan 3.5% 5/31/22 (b)	3,000,000	3,033,750
LTS Buyer LLC Tranche B 1LN, term loan 4.2482% 4/11/20 (b)	2,862,524	2,875,950
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	443,736	447,952
Polycom, Inc. Tranche B, term loan 7.5% 9/27/23 (b)	967,083	970,710
RP Crown Parent, LLC Tranche B, term loan 4.5% 10/12/23 (b)	1,425,000	1,438,894
Sable International Finance Ltd. Tranche B 1LN, term loan 5.52% 12/31/22 (b)	1,350,000	1,366,038
Securus Technologies Holdings, Inc. Tranche 2LN, term loan 9% 4/30/21 (b)	1,980,000	1,915,650
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (b)	990,000	981,753
T-Mobile U.S.A., Inc. Tranche B, term loan 3.52% 11/9/22 (b)	387,288	391,727
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	631,855	632,645
Telenet Financing USD LLC Tranche B, term loan 3.7039% 1/31/25 (b)	500,000	503,655
Telesat LLC Tranche B, term loan 4.5% 11/17/23 (b)	1,995,000	2,020,556
Xplornet Communications, Inc. Tranche B, term loan 7% 9/9/21 (b)	628,425	633,138
Zayo Group LLC/Zayo Capital, Inc. Tranche B, term loan 3.75% 5/6/21 (b)	261,392	264,042

TOTAL TELECOMMUNICATIONS		30,592,161

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 6.0019% 6/15/23(b)	418,950	423,663
Transportation Ex Air/Rail - 0.4%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	827,750	772,564
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (b)	1,148,214	1,113,768

TOTAL TRANSPORTATION EX AIR/RAIL		1,886,332

Utilities - 4.6%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	85,498	85,562
6.375% 8/13/19 (b)	1,286,196	1,287,160
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (b)	914,103	924,771
Calpine Corp. Tranche B, term loan 2.52% 11/30/17 (b)	500,000	501,460
Cortes NP Acquisition Corp. Tranche B, term loan 6% 11/30/23 (b)	1,335,000	1,351,688
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (b)	2,500,000	2,530,200
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	1,604,761	1,624,820
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	1,274,400	964,568
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (b)	1,620,000	1,595,700
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	2,438,838	2,420,547
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	2,051,843	1,986,861
Lightstone Holdco LLC:
Tranche B, term loan 12/14/23 (d)	913,043	923,315
Tranche C, term loan 12/14/23 (d)	86,957	87,935
Longview Power LLC Tranche B, term loan 7% 4/13/21 (b)	985,000	863,106
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	2,437,312	2,400,752
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	667,875	524,282
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	193,660	146,858

TOTAL UTILITIES		20,219,585

TOTAL BANK LOAN OBLIGATIONS
(Cost $412,466,264)		410,024,133

Nonconvertible Bonds - 2.8%
Broadcasting - 0.2%
Clear Channel Communications, Inc. 9% 12/15/19	1,183,000	967,103
Containers - 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.9634% 12/15/19 (b)(f)	1,945,000	1,974,175
4.1557% 5/15/21 (b)(f)	785,000	808,550
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 4.38% 7/15/21 (b)(f)	520,000	531,700

TOTAL CONTAINERS		3,314,425

Diversified Financial Services - 0.1%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	500,000	544,375
Energy - 0.1%
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (f)	500,000	541,250
Healthcare - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	165,000	161,700
Tenet Healthcare Corp.:
4.4634% 6/15/20 (b)	1,000,000	1,007,500
7.5% 1/1/22 (f)	240,000	250,200

TOTAL HEALTHCARE		1,419,400

Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (f)	325,000	333,938
7.25% 11/30/21 (f)	500,000	517,500

TOTAL LEISURE		851,438

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21 (f)	500,000	498,750
Publishing/Printing - 0.2%
Cenveo Corp. 6% 8/1/19 (f)	920,000	821,100
Services - 0.1%
APX Group, Inc. 7.875% 12/1/22	425,000	460,063
Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (f)	295,000	304,219
Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (f)	293,000	299,021
Telecommunications - 0.5%
Altice Financing SA 7.5% 5/15/26 (f)	900,000	936,000
SFR Group SA:
6.25% 5/15/24 (f)	515,000	517,575
7.375% 5/1/26 (f)	855,000	876,375

TOTAL TELECOMMUNICATIONS		2,329,950

TOTAL NONCONVERTIBLE BONDS
(Cost $12,247,355)		12,351,094
	Shares	Value

Common Stocks - 0.7%
Chemicals - 0.4%
LyondellBasell Industries NV Class A	18,200	1,561,196
Metals/Mining - 0.1%
Warrior Met Coal LLC Class A (g)	1,860	503,130
Publishing/Printing - 0.1%
Tribune Media Co. Class A	6,975	243,986
Telecommunications - 0.1%
FairPoint Communications, Inc. (h)	34,000	635,800
Utilities - 0.0%
Southcross Holdings Borrower LP	211	99,729
TOTAL COMMON STOCKS
(Cost $5,165,508)		3,043,841

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (h)
(Cost $29,756)	29,778	29,778

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.60% (i)
(Cost $26,976,507)	26,975,421	26,980,816
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $456,885,390)		452,429,662
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(8,418,992)
NET ASSETS - 100%		$444,010,670

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $154,762 and $156,455, respectively.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Non-income producing - Security is in default.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,754,728 or 2.2% of net assets.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $503,130 or 0.1% of net assets.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	3/20/14 - 4/14/14	$3,713,113

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,978
Total	$31,978

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$243,986	$243,986	$--	$--
Energy	503,130	--	--	503,130
Materials	1,561,196	1,561,196	--	--
Telecommunication Services	635,800	635,800	--	--
Utilities	99,729	--	--	99,729
Bank Loan Obligations	410,024,133	--	406,800,561	3,223,572
Corporate Bonds	12,351,094	--	12,351,094	--
Other	29,778	--	--	29,778
Money Market Funds	26,980,816	26,980,816	--	--
Total Investments in Securities:	$452,429,662	$29,421,798	$419,151,655	$3,856,209

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $455,324,665. Net unrealized depreciation aggregated $2,895,003, of which $9,454,646 related to appreciated investment securities and $12,349,649 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2017